Debt - Senior Notes - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended							6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 28, 2012 USD ($)	Jun. 29, 2012 USD ($)	Mar. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 01, 2011 USD ($)	Apr. 01, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 01, 2010 USD ($)	Jul. 02, 2010 USD ($)	Apr. 02, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2009 Senior Unsecured Notes Eight Point Eight Seven Five Percent Due Twenty Seventeen [Member] USD ($)	Mar. 31, 2007 Senior Unsecured Notes Seven Percent Due Twenty Fourteen [Member] USD ($)	Mar. 31, 2007 Senior Unsecured Notes Six Point Three Seven Five Percent Due Twenty Fourteen [Member] EUR (€)	Mar. 31, 2007 Senior Unsecured Notes Seven Point Two Five Percent Due Twenty Seventeen [Member] USD ($)	Jun. 28, 2013 Senior Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Feb. 28, 2013 Senior Unsecured Notes Four Point Five Percent Due Twenty Twenty One [Member] USD ($)
Face amount																$ 250	$ 500	€ 275	$ 600				$ 400
Interest rate																8.875%	7.00%	6.375%	7.25%				4.50%
Amount of debt repurchased																				91	48	256
Loss (gain) on retirement of debt - net	$ 0	$ 1	$ 0	$ 5	$ 1	$ 19	$ 10	$ 10	$ 13	$ 1	$ 1	$ 0	$ 6	$ 40	$ 15					$ 5	$ 5	$ 24